Drilling rigs	12 Months Ended
Dec. 31, 2012
Drilling rigs [Abstract]
Drilling rigs
Note 11 – Drilling rigs

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	2,297.0	1,453.7
Accumulated depreciation	(194.0)	(119.1)
Net book value	2,103.0	1,334.6

Depreciation and amortization expense related to the drilling rigs was $74.9 million, $56.9 million for the years ended December 31, 2012 and 2011 respectively.